                                   OppenheimerFunds,Inc.
                                Two World Financial Center
                                    225 Liberty Street
                               New York, New York 10281-1008

Lori E. Bostrom
Vice President &
Senior Counsel

August 31, 2006

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Oppenheimer International Value Trust
            File No. 811- 21369 Reg. 333-105970

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities
Act"), I hereby represent that the form of Prospectus and Statement of Additional
Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 4 to the
Registrant's Registration Statement on Form N-1A, which was filed electronically with the
Securities and Exchange Commission on August 28, 2006.

                                    Sincerely,

                                    Lori E. Bostrom
                                    Vice President & Senior Counsel
                                    212.323.5208
                                    lbostrom@oppenheimerfunds.com

cc:   Mayer, Brown, Rowe& Maw, LLP
      KPMG LLP
      Ms. Nancy Vann
      Ms. Gloria LaFond